SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Aug. 31, 2021	Aug. 30, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0			$ 0
Federal depository insurance coverage	250,000			250,000
Allowance for doubtful accounts	42,479			38,000	$ 52,400
Operating lease right-of-use asset	1,562,617			1,533,010	490,984
Operating lease liability	311,116			307,013	151,867
Offering costs				307,494	98,198
Accumulated deficit	16,502,806			12,291,899	6,195,044
Net loss attributable to common shareholders				6,096,855	2,620,238
Net cash used in operating activities	943,694		$ 233,412	$ 1,391,938	1,523,262
Working capital deficit	$ 1,952,342
Companies owned and franchise reopened	As a result, all of our corporate and franchised Simplicity Gaming Centers were closed effective April 1, 2020. We commenced reopening Simplicity Gaming Centers as of May 1, 2020 and have since reopened 16 company owned stores and 12 franchise locations.			As a result, all of our corporate and franchised Simplicity Gaming Centers had been closed effective April 1, 2020. Although our franchise agreements with franchisees of Simplicity Gaming Centers require a minimum monthly royalty payment to us from the franchisees regardless of whether the franchised Simplicity Gaming Centers are operating, there is a potential risk that franchisees of Simplicity Gaming Centers will default in their obligations to pay their minimum monthly royalty payment to us
Depreciation expense	$ 81,737		27,135	$ 229,513	57,473
Cost of goods sold	607,122		67,645	1,014,310	591,541
Gross profit	297,718		132,956	537,613	269,869
Net Income (Loss) Attributable to Parent	$ 4,210,907	$ 4,210,907	655,214	$ 6,096,855	$ 2,620,238
Franchise [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life	10 years
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			27,134
Cost of goods sold			40,511
Gross profit			$ 160,090
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use asset						$ 110,003
Operating lease liability						$ 107,678
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years			3 years
Finite lived intangible asset, useful life	2 years			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years			5 years
Finite lived intangible asset, useful life	10 years			5 years
Simplicity One Brasil Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	76.00%			76.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	79.00%			79.00%
Simplicity El Paso [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage				51.00%
Simplicity ElPaso LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	51.00%